Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Summary of related party transactions
During the three months ended March 31, 2016 and 2015, these contracts resulted in reported net premiums, reported net losses, and reported net acquisition costs as summarized below:

(U.S. dollars in thousands)	Three months ended March 31,
	2016	2015
Reported net premiums	$24,016	$27,076
Reported net losses	$12,060	$9,100
Reported net acquisition costs	$11,604	$9,012

(U.S. dollars in thousands)	2015	2014	2013
Reported net premiums	$42,042	$91,261	$73,085
Reported net losses	$13,246	$38,927	$29,042
Reported net acquisition costs	$14,682	$35,711	$25,275